BASIS OF PRESENTATION	3 Months Ended	6 Months Ended
	Dec. 31, 2015	Jun. 30, 2016
Basis Of Presentation
BASIS OF PRESENTATION

NOTE 1 - BASIS OF PRESENTATION:

The accompanying unaudited condensed consolidated financial statements have been prepared on the same basis as the audited annual consolidated financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly the financial position and results of operations of Blue Sphere Corp. (the “Company”). These condensed consolidated financial statements and notes thereto are unaudited and should be read in conjunction with the Company’s audited financial statements included in its Annual Report on Form 10-K for the year ended September 30, 2015, as filed with the U.S. Securities and Exchange Commission. The results of operations for the three months ended December 31, 2015 are not necessarily indicative of results that could be expected for the entire fiscal year.

For the reasons more fully described in the Explanatory Note to this Transition Report, our independent registered public account firm was unable to timely complete its review of the Company’s interim financial statements for the transition period from October 1, 2015 to December 31, 2015.

NOTE 1 – BASIS OF PRESENTATION

The accompanying unaudited condensed consolidated financial statements have been prepared on the same basis as the audited annual consolidated financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly the financial position and results of operations of Blue Sphere Corp. (the “Company”). These condensed consolidated financial statements and notes thereto are unaudited and should be read in conjunction with the Company’s audited financial statements included in its Annual Report on Form 10-K for the year ended September 30, 2015, as filed with the U.S. Securities and Exchange Commission. The results of operations for the three months ended June 30, 2016 are not necessarily indicative of results that could be expected for the entire fiscal year.